Warrant Derivative Liability, Private Placement (Q2) (Details) - USD ($)					1 Months Ended	4 Months Ended	6 Months Ended
	May 06, 2019	Jan. 08, 2019	Dec. 12, 2018	Oct. 18, 2018	Dec. 31, 2018	Dec. 31, 2018	Jun. 30, 2019	Jun. 30, 2018	Nov. 30, 2018
Private Placement Offering [Abstract]
Units issued in private placement offering (in shares)			1,425,641
Unit price (in dollars per share)			$ 1.95		$ 11.18	$ 11.18
Gross proceeds from private placement offering			$ 2,800,000				$ 150,000	$ 0
Share issuance costs			122,741
Net proceeds from private placement offering			$ 2,700,000
Shares issued in private placement offering (in shares)		25,641	1,400,000	2,846,356		1,400,000
Warrants, exercisable period			2 years
Warrant exercise price (in dollars per share)			$ 3.90		$ 3.90	$ 3.90
Common Stock [Member]
Private Placement Offering [Abstract]
Number of shares in contained in one unit (in shares)			1						1
Net proceeds from private placement offering		$ 100,000			$ 2,600,000
Shares issued in private placement offering (in shares)	5,744,991	25,641			1,400,000	1,400,000
Warrants settleable in shares, number of shares (in shares)							712,823
Warrant [Member]
Private Placement Offering [Abstract]
Number of shares in contained in one unit (in shares)			0.5						0.5
Warrants, exercisable period							2 years
Warrant exercise price (in dollars per share)							$ 3.90